Revenue - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Impairment of contract assets		$ 0	$ 0
Revenue recognized, percentage	0.60%	0.90%
Contract with customers percentage of revenue recognized out of earned balance from business combination			5.60%
Revenue Recognition Timing | Revenue from Contract with Customer Benchmark | Transferred over Time
Concentration Risk [Line Items]
Concentration risk, percentage	75.00%	73.00%	66.00%